CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Par value per share	₪ 0.02	₪ 0.02
Ordinary shares, Authorized	150,000,000	150,000,000
Number of shares issued	40,621,124	35,600,088
Ordinary shares, Outstanding	40,621,124	35,600,088